Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 132,787	¥ 116,567	¥ 125,534
Deposits, debentures and lending business	113,989	97,509	95,209
Remittance business	104,574	105,015	105,314
Trust fees	45,621	45,990	47,201
Fees for other customer services	215,837	210,332	208,842
Total	¥ 612,808	¥ 575,413	¥ 582,100